                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2004
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------

This Amendment (Check only one.):    [   ]   is a restatement.
                                     [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

          /s/ MICHAEL KLARMAN          NEW YORK, NY            OCTOBER 15, 2004
          -------------------          ------------            ----------------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                53
                                                 --------

Form 13F Information Table Value Total:          $342,738
                                                 --------
                                                (thousands)




List of Other Included Managers:

None

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      FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC   (09/30/04)
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                     COLUMN 1                      COLUMN 2       COLUMN 3              COLUMN 4                  COLUMN 5
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                                                                                          VALUE             SHRS OR  SH/
NAME OF ISSUER                                     TITLE OF CLASS       CUSIP           (X1000)         PRN AMOUNT   PRN   PUT/CALL
----------------------------------------------------------------------------------------------------------------------------------

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
ANDRX GROUPCMN                                     Common Stock         034553107         5,143        230,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
ANTHEM, INC.COMMON STOCK                           Common Stock         03674B104         5,584         64,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INCCMN                                     Common Stock         044204105        17,665        315,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC.CMN                                   Common Stock         04621X108         3,900        150,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
AZTAR CORPORATIONCMN                               Common Stock         054802103         2,650        100,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
BALL CORPORATIONCMN                                Common Stock         058498106        11,229        300,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS, INCCMN                       Common Stock         068306109         2,212         53,400        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTERNATIONAL INCCMN CL A                  Common Stock         118759109         8,165        243,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL LEASE FUNDING INCCMN                       Common Stock         140288101         2,698        244,400        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INCCMN                                 Common Stock         141705103        11,866        370,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATIONCMN PAIRE CTF                  Common Stock         143658300         4,256         90,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
CORAUTUS GENETICS, INC. CMN                        Common Stock         218139202         1,552        287,356        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HOLDINGS INCCMN                       Common Stock         23342J206        14,487        260,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS COMPANYCMN                         Common Stock         24522P103        12,833      1,223,400        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INCCMN                          Common Stock         256747106         8,085        300,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
FINISH LINE INC CL-ACMN CLASS                      Common Stock         317923100         5,510        178,200        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR, INC.C                     Common Stock         35687M107         5,224        365,300        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTERNATIONAL LTDCMN                      Common Stock         384313102         2,737        196,200        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC.                      Common Stock         401829106           414         82,717        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
GUITAR CENTER, INC.CMN                             Common Stock         402040109         2,806         64,800        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORPCMN                              Common Stock         432848109         5,087        270,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                                      Common Stock         45678T201         4,407         93,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STEEL GROUP, INC                     Common Stock         460377104        10,110        300,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
IPSCO INCCMN                                       Common Stock         462622101         8,499        303,000        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
KERZNER INTERNATIONAL LTDCMN                       Common Stock         P6065Y107        12,940        294,300        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INCCMN CLASS A                         Common Stock         50075N104         4,844        152,700        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
MANPOWER INCCMN                                    Common Stock         56418H100         8,231        185,000        SH      NA
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MERIDIAN RESOURCE CORPCMN                          Common Stock         58977Q109         5,395        611,000        SH      NA
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MIKOHN GAMING CORP.                                Common Stock         59862K108            50          8,550        SH      NA
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NEW FRONTIER MEDIA INCCMN                          Common Stock         644398109         2,521        326,940        SH      NA
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NU SKIN ENTERPRISES INCCMN CLA                     Common Stock         67018T105           588         25,000        SH      NA
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NUCOR CORPCMN                                      Common Stock         670346105         6,853         75,000        SH      NA
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OREGON STEEL MILLS INCCMN                          Common Stock         686079104         2,867        172,400        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
OWENS-ILLINOIS INCCMN                              Common Stock         690768403         4,240        265,000        SH      NA
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PALMONE INCCMN                                     Common Stock         69713P107         5,023        165,000        SH      NA
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PATTERSON-UTI ENERGY INC                           Common Stock         703481101         5,435        285,000        SH      NA
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PENN NATIONAL GAMING INCCMN                        Common Stock         707569109         6,666        165,000        SH      NA
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PRIDE INTERNATIONAL INCCMN                         Common Stock         74153Q102         5,541        280,000        SH      NA
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RADIO ONE INCCMN CLASS D NON V                     Common Stock         75040P405         3,628        254,971        SH      NA
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RALCORP HLDGS INC (NEW)CMN                         Common Stock         751028101         2,119         58,700        SH      NA
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READER'S DIGEST ASSOC., INC.CM                     Common Stock         755267101         5,746        393,800        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTDISI                     Common Stock         V7780T103         5,746        131,800        SH      NA
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SCHERING-PLOUGH CORPCMN                            Common Stock         806605101        26,882      1,410,400        SH      NA
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SCIENTIFIC GAMES CORPORATIONCM CL A                Common Stock         80874P109         5,539        290,000        SH      NA
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SHIRE PHARMACEUTICALS GROUPADR                     Common Stock         82481R106        11,503        401,500        SH      NA
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SLM CORPORATIONCMN                                 Common Stock         78442P106         8,920        200,000        SH      NA
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STATION CASINOS INCCMN                             Common Stock         857689103         9,808        200,000        SH      NA
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TEREX CORP (NEW)CMN                                Common Stock         880779103         2,322         53,500        SH      NA
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TEVA PHARMACEUTICAL IND LTDADR                     Common Stock         881624209         6,098        235,000        SH      NA
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TYCO INTERNATIONAL LTD.CMN                         Common Stock         902124106         6,132        200,000        SH      NA
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WELLPOINT HEALTH NETWORKS INCC                     Common Stock         94973H108         5,780         55,000        SH      NA
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WILLIS GROUP HOLDINGS LTDCMN                       Common Stock         G96655108        13,808        369,200        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE JAN 05 90 CALL                        Option               717265902           394            500        SH      NA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        342,738
----------------------------------------------------------------------------------------------------------------------------------


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NAME OF ISSUER                                 COLUMN 6        COLUMN 7               COLUMN 8 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT         OTHER
                                              DISCRETION        MANAGERS             SOLE         SHARED    NONE
------------------------------------------------------------------------------------------------------------------
ANDRX GROUPCMN
------------------------------------------------------------------------------------------------------------------
ANTHEM, INC.COMMON STOCK                          SOLE             N/A              230,000
----------------------------------------------------------------------------------------------------------------
ASHLAND INCCMN                                    SOLE             N/A               64,000
----------------------------------------------------------------------------------------------------------------
ASSURANT INC.CMN                                  SOLE             N/A              315,000
----------------------------------------------------------------------------------------------------------------
AZTAR CORPORATIONCMN                              SOLE             N/A              150,000
----------------------------------------------------------------------------------------------------------------
BALL CORPORATIONCMN                               SOLE             N/A              100,000
----------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS, INCCMN                      SOLE             N/A              300,000
----------------------------------------------------------------------------------------------------------------
BUCYRUS INTERNATIONAL INCCMN CL A                 SOLE             N/A               53,400
----------------------------------------------------------------------------------------------------------------
CAPITAL LEASE FUNDING INCCMN                      SOLE             N/A              243,000
----------------------------------------------------------------------------------------------------------------
CAREMARK RX INCCMN                                SOLE             N/A              244,400
----------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATIONCMN PAIRE CTF                 SOLE             N/A              370,000
----------------------------------------------------------------------------------------------------------------
CORAUTUS GENETICS, INC. CMN                       SOLE             N/A               90,000
----------------------------------------------------------------------------------------------------------------
DADE BEHRING HOLDINGS INCCMN                      SOLE             N/A              287,356
----------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS COMPANYCMN                        SOLE             N/A              260,000
----------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INCCMN                         SOLE             N/A            1,223,400
----------------------------------------------------------------------------------------------------------------
FINISH LINE INC CL-ACMN CLASS                     SOLE             N/A              300,000
----------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR, INC.C                    SOLE             N/A              178,200
----------------------------------------------------------------------------------------------------------------
GRAFTECH INTERNATIONAL LTDCMN                     SOLE             N/A              365,300
----------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC.                     SOLE             N/A              196,200
----------------------------------------------------------------------------------------------------------------
GUITAR CENTER, INC.CMN                            SOLE             N/A               82,717
----------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORPCMN                             SOLE             N/A               64,800
----------------------------------------------------------------------------------------------------------------
INFOSPACE INC                                     SOLE             N/A              270,000
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL STEEL GROUP, INC                    SOLE             N/A               93,000
----------------------------------------------------------------------------------------------------------------
IPSCO INCCMN                                      SOLE             N/A              300,000
----------------------------------------------------------------------------------------------------------------
KERZNER INTERNATIONAL LTDCMN                      SOLE             N/A              303,000
----------------------------------------------------------------------------------------------------------------
KRAFT FOODS INCCMN CLASS A                        SOLE             N/A              294,300
----------------------------------------------------------------------------------------------------------------
MANPOWER INCCMN                                   SOLE             N/A              152,700
----------------------------------------------------------------------------------------------------------------
MERIDIAN RESOURCE CORPCMN                         SOLE             N/A              185,000
----------------------------------------------------------------------------------------------------------------
MIKOHN GAMING CORP.                               SOLE             N/A              611,000
----------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INCCMN                         SOLE             N/A                8,550
----------------------------------------------------------------------------------------------------------------
NU SKIN ENTERPRISES INCCMN CLA                    SOLE             N/A              326,940
----------------------------------------------------------------------------------------------------------------
NUCOR CORPCMN                                     SOLE             N/A               25,000
----------------------------------------------------------------------------------------------------------------
OREGON STEEL MILLS INCCMN                         SOLE             N/A               75,000
----------------------------------------------------------------------------------------------------------------
OWENS-ILLINOIS INCCMN                             SOLE             N/A              172,400
----------------------------------------------------------------------------------------------------------------
PALMONE INCCMN                                    SOLE             N/A              265,000
----------------------------------------------------------------------------------------------------------------
PATTERSON-UTI ENERGY INC                          SOLE             N/A              165,000
----------------------------------------------------------------------------------------------------------------
PENN NATIONAL GAMING INCCMN                       SOLE             N/A              285,000
----------------------------------------------------------------------------------------------------------------
PRIDE INTERNATIONAL INCCMN                        SOLE             N/A              165,000
----------------------------------------------------------------------------------------------------------------
RADIO ONE INCCMN CLASS D NON V                    SOLE             N/A              280,000
----------------------------------------------------------------------------------------------------------------
RALCORP HLDGS INC (NEW)CMN                        SOLE             N/A              254,971
----------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSOC., INC.CM                    SOLE             N/A               58,700
----------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTDISI                    SOLE             N/A              393,800
----------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORPCMN                           SOLE             N/A              131,800
----------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORPORATIONCM CL A               SOLE             N/A            1,410,400
----------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GROUPADR                    SOLE             N/A              290,000
----------------------------------------------------------------------------------------------------------------
SLM CORPORATIONCMN                                SOLE             N/A              401,500
----------------------------------------------------------------------------------------------------------------
STATION CASINOS INCCMN                            SOLE             N/A              200,000
----------------------------------------------------------------------------------------------------------------
TEREX CORP (NEW)CMN                               SOLE             N/A              200,000
----------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL IND LTDADR                    SOLE             N/A               53,500
----------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.CMN                        SOLE             N/A              235,000
----------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORKS INCC                    SOLE             N/A              200,000
----------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTDCMN                      SOLE             N/A               55,000
----------------------------------------------------------------------------------------------------------------
PHELPS DODGE JAN 05 90 CALL                       SOLE             N/A              369,200
----------------------------------------------------------------------------------------------------------------
                                                  SOLE             N/A                  500
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------